Commitments, contingencies and litigation	6 Months Ended
Jun. 30, 2026
Commitments, Contingencies And Litigations [Abstract]
Commitments, contingencies and litigation	Commitments, contingencies and litigationCommitments
The Company has identified the following changes in off-balance sheet commitments since December 31, 2025:
•Non-cancellable purchase commitments as of June 30, 2026 for a total of €419 thousand with various CMOs. These commitments are comprised of non-cancellable purchase orders placed during the first half of 2026 with contract manufacturing organizations (CMOs) for the supply of various services in relation with preclinical work for an amount of €412 thousand and clinical work for an amount of €7 thousand. The execution and billing of these services has not yet started at the date of this report.
•Financial commitments with Société Générale in connection with the Company’s subscription of a loan in order to finance the construction of its future headquarters. As security for the loan, the Company pledged collateral in the form of financial instruments held at Société Générale amounting to €15.2 million. The security interest on the pledged financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031. At the date of this report, the first investment of €4,200 thousand had matured and the Company obtained its restitution in July 2024 for a total amount of €4,427 thousand, including interest. Since March 2026, the pledge has been adjusted to outstanding principal capital with a 15% margin. As of June 30, 2026, the remaining capital of this loan amounted to €7,315 thousand and the pledge has been adjusted to €8,412 thousand. Furthermore, under the loan, Innate is subject to a covenant that its total cash, cash equivalents and current and non-current financial assets as of each fiscal year end will be at least equal to the amount of outstanding principal under the loan. The Company was in compliance with this covenant as of December 31, 2025 and June 30, 2025.
Contingencies and litigations
The Company is exposed to contingent liabilities happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in course the Company is involved in is analyzed at each closing date after consultation of legal counsel. There is no acknowledged litigation not accrued by a provision as of June 30, 2026 with the exception of a dispute relating to the early termination of a contract concluded with a partner, for which the Company has recorded a provision for risks and charges of 619 thousand euros, and considers as a contingent liability, not recorded in view of the uncertainties on its outcome, an amount estimated at 1,163 thousand euros as of June 30, 2026.
Provisions
Provisions amounted to €2,070 thousand and €3,811 thousand as of June 30, 2026 and December 31, 2025, respectively.
As of June 30, 2026, they mainly consist of provisions relating to:
(1) a provision for restructuring amounting €542 thousand. On September 17, 2025, the company announced a restructuring of its organization in connection with the strategic decision to focus its investments on what it considers to be its highest-value clinical assets: IPH4502, lacutamab, and monalizumab. The majority agreement regarding the proposed mass layoff, which led to the implementation of the job protection plan, was approved by the Regional Directorate for the Economy, Employment, Labor, and Solidarity (DREETS) in December 2025. Consequently, a provision was set aside as of December 31, 2025, amounting 2,889 thousand euros, including payment obligations to employees and costs related to support measures. The layoffs took place during the first half of 2026, and actual costs have been booked for €2,347 thousand as reversal of the provision, therefore the balance of the provision as of June 30, 2026 is €542 thousand.
(2) a provision for employee departures amounting €157 thousand (€297 thousand as of December 31, 2025 fully consumed during the first half of 2026).
(3) a provision relating to the employer's contribution of 30% due for the allocation of equity instruments to employees for an amount of €707 thousand (respectively €551 thousand on December 31, 2025).
(4) Following a dispute concerning the early termination of a contract with a partner, the Company recorded a provision for risks and charges of €619 thousand for services deemed to be rendered in principle and identified a contingent liability estimated at €1,163 thousand as of June 30, 2026, which was not recorded due to the uncertainty surrounding the outcome of the dispute..